Derivative Assets And Liabilities (Outstanding Commodity-Related Derivatives) (Details)		12 Months Ended
		Dec. 31, 2015 bushels barrels Megawatt MMbtu bbl	Dec. 31, 2014 bushels barrels Megawatt MMbtu
Mark-To-Market Derivatives [Member] | Non Trading [Member] | Natural Gas [Member] | Swing Swaps IFERC [Member]
Derivative, Nonmonetary Notional Amount		71,340,000	46,150,000
Term Of Commodity Derivatives			2015
Mark-To-Market Derivatives [Member] | Non Trading [Member] | Natural Gas [Member] | Swing Swaps IFERC [Member] | Maximum [Member]
Term Of Commodity Derivatives		2017
Mark-To-Market Derivatives [Member] | Non Trading [Member] | Natural Gas [Member] | Swing Swaps IFERC [Member] | Minimum [Member]
Term Of Commodity Derivatives		2016
Mark-To-Market Derivatives [Member] | Non Trading [Member] | Natural Gas [Member] | Fixed Swaps/Futures [Member]
Derivative, Nonmonetary Notional Amount		14,380,000	34,304,000
Mark-To-Market Derivatives [Member] | Non Trading [Member] | Natural Gas [Member] | Fixed Swaps/Futures [Member] | Maximum [Member]
Term Of Commodity Derivatives		2018	2016
Mark-To-Market Derivatives [Member] | Non Trading [Member] | Natural Gas [Member] | Fixed Swaps/Futures [Member] | Minimum [Member]
Term Of Commodity Derivatives		2016	2015
Mark-To-Market Derivatives [Member] | Non Trading [Member] | Natural Gas [Member] | Basis Swaps IFERC NYMEX [Member]
Derivative, Nonmonetary Notional Amount		6,522,500	57,500
Term Of Commodity Derivatives			2015
Mark-To-Market Derivatives [Member] | Non Trading [Member] | Natural Gas [Member] | Basis Swaps IFERC NYMEX [Member] | Maximum [Member]
Term Of Commodity Derivatives		2017
Mark-To-Market Derivatives [Member] | Non Trading [Member] | Natural Gas [Member] | Basis Swaps IFERC NYMEX [Member] | Minimum [Member]
Term Of Commodity Derivatives		2016
Mark-To-Market Derivatives [Member] | Non Trading [Member] | Natural Gas [Member] | Forward Physical Contracts [Member]
Derivative, Nonmonetary Notional Amount		21,922,484	9,116,777
Term Of Commodity Derivatives			2015
Mark-To-Market Derivatives [Member] | Non Trading [Member] | Natural Gas [Member] | Forward Physical Contracts [Member] | Maximum [Member]
Term Of Commodity Derivatives		2017
Mark-To-Market Derivatives [Member] | Non Trading [Member] | Natural Gas [Member] | Forward Physical Contracts [Member] | Minimum [Member]
Term Of Commodity Derivatives		2016
Mark-To-Market Derivatives [Member] | Non Trading [Member] | Natural Gas Liquids [Member] | Forward Swaps [Member]
Derivative, Nonmonetary Notional Amount		8,146,800	4,417,400
Term Of Commodity Derivatives			2015
Mark-To-Market Derivatives [Member] | Non Trading [Member] | Natural Gas Liquids [Member] | Forward Swaps [Member] | Maximum [Member]
Term Of Commodity Derivatives		2018
Mark-To-Market Derivatives [Member] | Non Trading [Member] | Natural Gas Liquids [Member] | Forward Swaps [Member] | Minimum [Member]
Term Of Commodity Derivatives		2016
Mark-To-Market Derivatives [Member] | Non Trading [Member] | Refined Products [Member] | Future [Member]
Derivative, Nonmonetary Notional Amount		1,289,000	13,745,755
Term Of Commodity Derivatives			2015
Mark-To-Market Derivatives [Member] | Non Trading [Member] | Refined Products [Member] | Future [Member] | Maximum [Member]
Term Of Commodity Derivatives		2017
Mark-To-Market Derivatives [Member] | Non Trading [Member] | Refined Products [Member] | Future [Member] | Minimum [Member]
Term Of Commodity Derivatives		2016
Mark-To-Market Derivatives [Member] | Non Trading [Member] | Corn [Member] | Future [Member]
Derivative, Nonmonetary Notional Amount | bushels		1,185,000	0
Term Of Commodity Derivatives		2016
Mark-To-Market Derivatives [Member] | Trading [Member] | Options - Calls [Member]
Derivative, Nonmonetary Notional Amount		0
Mark-To-Market Derivatives [Member] | Trading [Member] | Natural Gas [Member] | Fixed Swaps/Futures [Member]
Derivative, Nonmonetary Notional Amount		602,500	232,500
Term Of Commodity Derivatives			2015
Mark-To-Market Derivatives [Member] | Trading [Member] | Natural Gas [Member] | Fixed Swaps/Futures [Member] | Maximum [Member]
Term Of Commodity Derivatives		2017
Mark-To-Market Derivatives [Member] | Trading [Member] | Natural Gas [Member] | Fixed Swaps/Futures [Member] | Minimum [Member]
Term Of Commodity Derivatives		2016
Mark-To-Market Derivatives [Member] | Trading [Member] | Natural Gas [Member] | Basis Swaps IFERC NYMEX [Member]
Derivative, Nonmonetary Notional Amount	[1]	31,240,000	13,907,500
Mark-To-Market Derivatives [Member] | Trading [Member] | Natural Gas [Member] | Basis Swaps IFERC NYMEX [Member] | Maximum [Member]
Term Of Commodity Derivatives		2017	2016
Mark-To-Market Derivatives [Member] | Trading [Member] | Natural Gas [Member] | Basis Swaps IFERC NYMEX [Member] | Minimum [Member]
Term Of Commodity Derivatives		2016	2015
Mark-To-Market Derivatives [Member] | Trading [Member] | Natural Gas [Member] | Options - Calls [Member]
Derivative, Nonmonetary Notional Amount			5,000,000
Term Of Commodity Derivatives			2015
Mark-To-Market Derivatives [Member] | Trading [Member] | Power [Member] | Options - Calls [Member]
Derivative, Nonmonetary Notional Amount | Megawatt		1,300,647	198,556
Term Of Commodity Derivatives		2016	2105
Mark-To-Market Derivatives [Member] | Trading [Member] | Power [Member] | Forwards Swaps [Member]
Derivative, Nonmonetary Notional Amount | Megawatt		357,092	288,775
Term Of Commodity Derivatives			2015
Mark-To-Market Derivatives [Member] | Trading [Member] | Power [Member] | Forwards Swaps [Member] | Maximum [Member]
Term Of Commodity Derivatives		2017
Mark-To-Market Derivatives [Member] | Trading [Member] | Power [Member] | Forwards Swaps [Member] | Minimum [Member]
Term Of Commodity Derivatives		2016
Mark-To-Market Derivatives [Member] | Trading [Member] | Power [Member] | Future [Member]
Derivative, Nonmonetary Notional Amount | Megawatt		109,791	156,000
Term Of Commodity Derivatives		2016	2015
Mark-To-Market Derivatives [Member] | Trading [Member] | Power [Member] | Options - Puts [Member]
Derivative, Nonmonetary Notional Amount | Megawatt		260,534	72,000
Term Of Commodity Derivatives		2016	2015
Mark-To-Market Derivatives [Member] | Trading [Member] | Crude Oil [Member] | Future [Member]
Derivative, Nonmonetary Notional Amount		591,000	0
Mark-To-Market Derivatives [Member] | Trading [Member] | Crude Oil [Member] | Future [Member] | Maximum [Member]
Term Of Commodity Derivatives		2017
Mark-To-Market Derivatives [Member] | Trading [Member] | Crude Oil [Member] | Future [Member] | Minimum [Member]
Term Of Commodity Derivatives		2016
Fair Value Hedging [Member] | Non Trading [Member] | Natural Gas [Member] | Fixed Swaps/Futures [Member]
Derivative, Nonmonetary Notional Amount		37,555,000	39,287,500
Term Of Commodity Derivatives		2016	2015
Fair Value Hedging [Member] | Non Trading [Member] | Natural Gas [Member] | Basis Swaps IFERC NYMEX [Member]
Derivative, Nonmonetary Notional Amount		37,555,000	39,287,500
Term Of Commodity Derivatives		2016	2015
Fair Value Hedging [Member] | Non Trading [Member] | Natural Gas [Member] | Hedged Item - Inventory [Member]
Derivative, Nonmonetary Notional Amount		37,555,000	39,287,500
Term Of Commodity Derivatives		2016	2015

[1]	(1) Includes aggregate amounts for open positions related to Houston Ship Channel, Waha Hub, NGPL TexOk, West Louisiana Zone and Henry Hub locations.